Unaudited Interim Condensed Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholder Equity - USD ($)	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Treasury stock	Accumulated deficit	Redeemable Preferred Stock	Total
Balance at Dec. 31, 2020	$ 352	$ 418,181	$ (729)	$ (15,636)	$ (81,833)		$ 320,335
Balance (in shares) at Dec. 31, 2020	33,187
Issue of common stock	$ 1	(1)
Issue of common stock (in shares)	149
Share-based compensation		519					519
Changes in unrealized gain on cash flow hedges			588				588
Net loss					(8,496)		(8,496)
Balance at Mar. 31, 2021	$ 353	418,699	(141)	(15,636)	(90,329)		312,946
Balance (in shares) at Mar. 31, 2021	33,336
Balance at Dec. 31, 2021	$ 364	426,102	1,044	(15,636)	(119,920)		291,954
Balance (in shares) at Dec. 31, 2021	34,364
Issue of common stock	$ 2	(2)
Issue of common stock (in shares)	210
Share-based compensation		571					571
Changes in unrealized gain on cash flow hedges			3,004				3,004
Preferred dividend					(848)		(848)
Net loss					(7,002)		(7,002)
Balance at Mar. 31, 2022	$ 366	$ 426,671	$ 4,048	$ (15,636)	$ (127,770)		287,679
Balance (in shares) at Mar. 31, 2022	34,574
Balance at Dec. 31, 2021						$ 37,043	37,043
Balance (in shares) at Dec. 31, 2021						40
Balance at Mar. 31, 2022						$ 37,043	$ 37,043
Balance (in shares) at Mar. 31, 2022						40